UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21748

 Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Address of principal executive offices) (Zip code)

James B Potkul, Potkul Capital Management LLC.

 3633 Hill Rd 3rd Flr. Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code:   973-331-1000

Date of fiscal year end:      December 31

Date of reporting period:   June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

Semi-Annual Report

June 30, 2007

3633 Hill Rd 3Rd Flr

Parsippany, NJ 07054

Phone: (888) 476-8585

(973) 331-1000

Http://www.BreadandButterFund.com

Dear Fellow Shareholders,

The Bread & Butter Fund generated a total return of 4.62% for the six month period ended June 30, 2007. This compared to a return of 5.84% return for the S&P 500 Index with dividends reinvested. The net asset value (NAV) of the Fund at year end 2006 was $11.03 and at the six month period ended June 30, 2007 was $11.54.

The short term cash investments of 27.57% in the Fund has been a drag on  performance against the S&P 500 index which is an unmanaged index incurring no fees, expenses, or taxes. Liquidity can be a negative in the face of bullish stock price action, but can be a blessing when the ‘markets’ hit the fan. As this massive credit expansion reverses, dislocation and panic have followed. In many cases, this panic is warranted, but in other situations the panic offers opportunity for capital gains. I am prepared to take what the market has to offer. This is an excellent time to add value to the portfolio and I am prepared for it.

The key contributors to the Fund’s returns were in our energy holdings Helmerich & Payne (up 45%), Pioneer Natural Resources (up 23%), Pioneer Drilling (up 20%), El Paso (up 13%) and ConocoPhillips (up 9%). Other holdings that contributed to gains were Mercer Insurance Group (up 10%) and News Corp (up 3%).

Conversely, a few individual holdings detracted from enhancing the Fund’s annual returns including IDT Corp (down 26%), and Mitsubishi UFJ Financial (down 11%). Another weak sector was our REIT holdings Sun Communities (down 5%) and Origen Financial (down 5%).

During the six month period ended June 30, 2007, the Fund added to existing shares of Pioneer Drilling, Patterson UTI Energy, Mitsuibishi UFJ Financial, Sun Communities and Origen Financial. In addition the Fund initiated a new position in Mercer Insurance Group at a discount to tangible book value. This small cap property casualty company has a solid management team, a diversified book of insurance business and adheres to a disciplined prudent underwriting process.

The Fund continues to maintain a heavy weighting in the energy sector of 25.74% due the fact that worldwide demand for energy continues to grow from emerging countries such as China and India, that major energy producing countries Russia, Saudia Arabia and Norway which represent about 40% of global oil exports will consume more domestically while not discovering enough new sources to compensate and that a number of the major energy fields across the globe are near peak production or are in decline.

Also the Fund has a large holding in manufactured housing related REITs such as Sun Communities and Origen Financial. Although the manufactured housing industry continues to struggle and to have volume shipments at or below multi-decade lows, I am optimistic about its recovery. First the manufactured home industry has gone through a boom bust cycle and the delinquencies are at historic lows. Second with much of this repo-inventory worked down to historically low levels there will be a need to build new manufactured/modular homes. And third, the manufactured/modular home business is an affordability product that will meet the needs of a growing population. In the meantime as the recovery unfolds, our investments pay us a nice dividend.

A Few Current Market Observations

After an extended period of tight credit spreads between treasuries and high yield debt, the credit markets are pricing in risk. As recently as June, treasuries and high yield debt with comparable maturities had a spread of about 2.6%. Now high yields on average are yielding about 4.3% more than treasuries. The markets are now pricing in more normalized risk premium spreads with the current upheaval in the credit markets. This is a healthy correction in the credit markets

As for the CDO (Collateralized Debt Obligations) market, many investors such as hedge funds, investment banks, pensions, insurance companies and large financial institutions are finding out what it means to hold an illiquid investment with unknown value. As this CDO market unravels, I expect large write downs of these securities.

Please feel free to email us with your questions, any potential investment ideas and comments. I would like to thank fellow shareholders for their show of support and confidence in the Bread & Butter Fund.

Respectfully Submitted,

James B. Potkul

President – Chief Investment Officer

**The discussion of Fund investments represent the views of the Fund’s manager at the time of this report and are subject to   change without notice. References to individual securities are for informational purposes only and should not be construed as recommendations to purchase or sell individual securities.

                     BREAD & BUTTER FUND, INC.

               *Top Ten Holdings and Asset Allocation

                          June 30, 2007

      Top Ten holdings

        Asset Allocation

      (% of Net Assets)

(% of Net Assets)

============================               ===============================

Sun Communities Inc.   12.57%

             Energy                   25.74%

Pioneer Drilling Co.    7.00%

             Real Estate (REITs)      16.28%

Pfizer                  5.76%

 Media/Entertainment       7.18%

Patterson UTI Energy    4.92%

             Heathcare/Pharma          5.76%

Mercer Insurance Group  4.67%              Insurance                 4.67%

ConocoPhillips          4.05%              Registered Invest. Cos    3.92%

Time Warner Inc.        3.95%              Financial/Banking         3.62%

NGPC Capital Resources  3.92%              Diversified Holdings      2.71%

Origen Financial        3.71%              Telecommunications        2.03%

Helmerich & Payne       3.66%         Short-Term Investments        27.57%

                     --------

                       54.21%         Other Assets

                                      Less liabilities, net          0.52%

                                           -------

                         100.00%

*Portfolio holdings are subject to change and are not recommendations of individual stocks.

BREAD & BUTTER FUND, INC.

Expenses

June 30, 2007

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 to June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expense may not be used to estimate the actual ending account balance or expense you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       Expenses Paid

                 Beginning

    Ending

             During Period*

                 Account Value    Account Value        January 1, 2007 to

                 January 1, 2007  June 30, 2007        June 30, 2007

   ---------------    -----------------    -------------------

Actual

 $1,000.00

$1,046.24

        $  7.10

Hypothetical

5% return

before expenses)   $1,000.00

$1,017.85

        $  7.00

*Expenses are equal to the Fund's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181 days/365 days[number of days in most that the Fund has been offered for sale - year/365 [or 366] (to reflect the one-half year period).

BREAD & BUTTER FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES

June 30, 2007

                               Shares   Historical Cost      Value

                               ------   ---------------      ------

COMMON STOCKS – 71.91%

Diversified Holding Cos. – 2.71%

--------------------------------

  Berkshire Hathaway Cl B*          8       23,466            28,840

                                           --------          --------

                                            23,466            28,840

Closed End Investment Company – 3.92%

-------------------------------------

  NGP Capital Resources Company 2,500       33,170            41,800

                                           --------          --------

                                            33,170            41,800

Energy   - 25.74%

------------------

  ConocoPhillips                  550       32,619            43,175

  El Paso Corporation           2,090       23,124            36,011

  Helmerich & Payne Inc.        1,100       24,330            38,962

  Patterson UTI Energy          2,000       49,376            52,420

  Pioneer Drilling Co.*         5,000       63,662            74,550

  Pioneer Natural Resources       600       23,626            29,226

                                           --------          --------

                                           216,737           274,344

Financials – 3.62%

-------------------

  Mitsubishi UFJ Financial ADRF 3,500       42,848            38,570

                                           --------          --------

                                            42,848            38,570

Healthcare-Pharmaceutical – 5.76%

----------------------

  Pfizer Incorporated           2,400       50,588            61,368

                                           --------          --------

                                            50,588            61,368

Insurance  - 4.67%

-------------------

  Mercer Insurance Group        2,500       45,372            49,750

                                           --------          --------

                                            45,372            49,750

Media/Entertainment – 7.18%

----------------------------

  News Corp. Ltd. B             1,500       23,785            34,410

  Time Warner Inc.              2,000       36,065            42,080

                                           ---------         --------

                                            59,850            76,490

Real Estate (REITs) – 16.28%

----------------------------

  Sun Communities Inc.          4,500      130,554           133,965

  Origen Financial Inc.         6,000       38,136            39,570

                                           --------          --------

                                           168,690           173,535

Telecommunications – 2.03%

--------------------------

  IDT Corp                      2,150       26,025            21,607

                                           --------          --------

                                            26,025            21,607

TOTAL COMMON STOCKS                        666,746           766,304

                                           --------          --------

SHORT-TERM INVESTMENTS – 27.57%

--------------------------------

   Schwab Value Advantage     291,995      291,995           291,995

   Money Market Fund

   Schwab One Money Market      1,829        1,829             1,829

                                           --------          --------

TOTAL SHORT-TERM INVESTMENTS               293,824           293,824

                                           --------          --------

TOTAL INVESTMENTS                        $ 960,570          1,060,128

                                          =========

OTHER ASSETS AND LIABILITIES – 0.52%                          5,509

                                                             --------

NET ASSETS - 100.00%                                       $1,065,637

                                                            =========

*Non-income producing during the year.

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC.

Statement of Assets and Liabilities

June 30, 2007

Assets

Investments in Securities, at value (cost $960,570)       $1,060,128

Cash                                                           5,170

Dividends and Interest Receivable                              1,578

                                                          -----------

      Total Assets                                         1,066,876

Liabilities

Accrued Expenses                                               1,239

                                                           ----------

Net Assets                                                 1,065,637

                                                           ----------

Composition of Net Assets:

   Common Stock, at $.001 par value                               92

   Paid in Capital                                           938,844

   Accumulated net realized gain on investments               17,494

   Undistributed net investment income                         9,649

   Net unrealized appreciation of securities                  99,558

                                                           ----------

Net Assets (equivalent to $11.54 per share based

on 92,371 shares outstanding) (Note 4)                     $1,065,637

                                                           ----------

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC

Statement of Operations

For the year ended June 30, 2007

Investment Income

Interest                                                    $  7,768

Dividends                                                      8,873

                                                             --------

   Total Income                                               16,641

                                                             --------

Expenses

Investment Advisory Fee (Note 2)                               4,995

Audit                                                          4,500

Software                                                       2,110

Registration Fees                                                992

Insurance                                                        400

Taxes                                                            500

Postage and Printing                                              43

Director Fees                                                     19

                                                             --------

    Total Expenses                                            13,559

Less, fees waived and expenses reimbursed

by adviser (Note 2)

  (6,567)

                                                             --------

    Net Expenses                                               6,992

Net Investment Income                                          9,649

                                                             --------

Realized and Unrealized Gain (Loss) from Investments

     Net realized gain (loss) on investment securities        18,025

     Net increase in unrealized appreciation on

     Investment securities                                    17,326

                                                             --------

Net realized and unrealized gain (loss) from investments      35,351

                                                             --------

Net increase (decrease) in net assets resulting

From operations                                             $ 45,000

                                                             --------

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC.

Statement of Changes in Net Assets

                                                   (Unaudited)

                                                   For the six

                                                   months ended  Year Ended

                                                   June 30,2007  Dec 31, 2006

                                                  -------------  ------------

Increase (decrease) in net assets from operations

Net investment income                              $    9,649     $  11,974

Net realized gain(loss)from investment transactions    18,025       (531)

Unrealized appreciation (depreciation) of

Investment securities                                  17,326        73,292

                                                      --------      --------

Net increase in net assets resulting from

   operations                                          45,000        84,735

Distributions to shareholders

 Net Investment Income                                    -         (11,974)

Tax return of capital distribution to shareholders        -          (5,967)

Share transactions (Note 4)                            54,125       187,355

                                                      --------      --------

   Total increase in net assets                        99,125       254,149

Net Assets

   Beginning of period                                966,512       712,363

                                                      --------      --------

   End of year period (Including undistributed

     Net investment income of $9,649 and $0        $1,065,637     $ 966,512

                                                    ----------      --------

The accompanying notes are an integral part of these financial statements

BREAD & BUTTER FUND, INC.

Financial Highlights

For share of capital stock outstanding throughout the period

                                                  2007**     2006    2005*

PER SHARE DATA:

Net Asset Value, Beginning of period             $11.03     $10.15  $10.00

Income from Investment Operations:

Net Investment Income ***                           .10        .14     .02

Net Realized and Unrealized Gain (Loss)on           .41        .95     .15

investments

                                                  -----       -----    -----

Total Income From Investment Operations

    .51       1.09     .17

Less Distributions – Net Investment Income           -        (.14)   (.02)

Tax Return of Capital Distribution

           -        (.07)     -

Net Asset value, End of period                   $11.54     $11.03   $10.15

Total Return ****                                  4.62%     10.73%    1.73%

Ratios and Supplemental Data:

Net Assets, End of Year                         $1,065,637  $966,512 $712,363

Ratio of Expenses, after reimbursement

To Average Net Assets                             1.40%a      1.40%    1.40%a

Ratio of Expenses, before reimbursement

To Average Net Assets                             2.71%a      3.22%   11.21%a

Ratio of Net Investment Income to

Average Net Assets                                1.93%a      1.46%    1.68%a

Portfolio Turnover Rate (%)                       6.89%       5.33%    0.00%

a = annualized

*For the period from October 31, 2005 (commencement of investment operations) to December 31, 2005

**For the six month period ended June 30, 2007

*** Per share net investment income has been determined on the basis of average shares outstanding during the period.

**** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

BREAD & BUTTER FUND, INC.

Notes to Financial Statements

June 30, 2007

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:  The Bread & Butter Fund, Inc. (the "Fund"), is an open-end, no-load, non-diversified regulated investment company that was incorporated in the state of New Jersey on March 2, 2004.  The Fund commenced investment operations October 31, 2005; it had no operations prior to that date other than matters relating to its organizational matters and the sale of 10,000 shares to James B. Potkul, who is affiliated with the Adviser, as its President/Chief Investment Officer and Principal. The Fund is authorized to issue 100,000,000 shares of $.001 par value capital stock.

The Fund's investment objective is to seek long-term capital appreciation primarily by investing in securities that Potkul Capital Management LLC (the "Adviser") believes are undervalued. The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.

Security Valuations:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price, except for short positions, for which the last quoted asked price is used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

June 30, 2007

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized, over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for operations during the reporting. Actual results could differ from these estimates.

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

June 30, 2007

2.

INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory agreement with the Adviser to furnish investment advisory and certain other management services to the Fund. The Fund will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 1.00%.  The Adviser will absorb all expenses of the Fund so that the Fund's total expense ratio is equal to or less than 2 % of the first $10 million in net assets and less than 1.5% of the next $20 million of net assets per year. This expense cap shall remain in effect in perpetuity and can only be terminated by the Fund. The Fund will bear its own operating expenses which will include director's fees, legal and accounting fees, interest, taxes, brokerage commissions, bookkeeping and record maintenance, operating its office, transfer agent and custodian fees. The Adviser will serve as the Fund's transfer agent at no cost to the Fund except for out of pocket expenses.  A management fee of $4,995 accrued to the Advisor for the six month period ended June 30, 2007. For the six month period ended June 30, 2007, the Advisor reimbursed the Fund $6,567 for expenses in excess of 1.4% of the average annual net assets. The 1.4% expense cap was voluntary on the part of the Adviser.

James B. Potkul is the President and Chief Investment and Compliance Officer of the Fund. Mr. Potkul is also the President/Chief Investment Officer and Principal of the Adviser.

3.   INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the six month period ended June 30, 2007 were $194,952 and $46,209 respectively.

At June 30, 2007 net unrealized appreciation for Federal income tax purposes aggregated $99,558 of which $108,254 related to unrealized appreciation of securities and ($8,696) related to unrealized depreciation of securities.  The cost at June 30, 2007 of investments for Federal income tax purposes was $666,746 excluding short-term investments.

4.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2007, there were 100,000,000 shares of $.001 per value capital stock authorized.  The total par value and paid-in capital totaled $938,936. Transactions in capital stock were as follows for the period ended:

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

June 30, 2007

4.

CAPITAL SHARE TRANSACTIONS (Continued)

                               June 30, 2007           December 31, 2006

                            Shares      Amount         Shares      Amount

                          --------------------------   -------------------

Shares Sold                   8,448    $95,167         15,761     $169,414

Shares issued in

Reinvestment of dividends       -          -            1,627       17,941

Shares Redeemed              (3,674)   (41,042)           -          -

                            --------    --------       --------    --------

Net Increase

      4,774    $54,125         17,388     $187,355

5.   FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

For Federal income tax purposes, the cost of investment in securities owned at June 30, 2007 was $960,570.

At June 30, 2007 the net unrealized appreciation of investments for federal income tax purposes was $99,558, which consists of unrealized appreciation (the excess of value over tax cost) of $108,254 and unrealized depreciation (the excess of tax cost over value) of $8,696.

As of June 30, 2007 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

 $     9,649

            Undistributed long term capital gain             $    17,494

Unrealized appreciation

             $    99,558

6.   NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007. FASB Interpretation No. 48 requires that tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures

BREAD & BUTTER FUND, INC.

Notes to Financial Statements (continued)

June 30, 2007

6.   NEW ACCOUNTING PRONOUNCEMENTS (continued)

about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

BREAD & BUTTER FUND, INC.

ADDITIONAL INFORMATION

June 30, 2007

PROXY VOTING GUIDELINES

Potkul Capital Management LLC., the Fund's Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. The Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities is available without charge by calling the Fund at 1-888-476-8585, at the Fund's website http://www.breadandbutterfund.com or by visiting the Securities and Exchange Commission ("SEC's") website http://www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov.  The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on July 7 2007, the Board of Directors, including a majority of Directors that are not "interested" persons of the Fund (as the term is defined in the 1940 Act), re-approved the Advisory Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The Directors considered, among other things, the following information regarding the

Investment Adviser.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE INVESTMENT

ADVISOR

The Directors reviewed the nature, quality and scope of current and anticipated services provided by the Investment Advisor under the Advisory Agreement. This includes portfolio management, supervision of Fund operations and compliance and regulatory matters.

COST OF SERVICES TO THE FUND AND PROFITABILITY OF ADVISER

The Directors considered the Fund's management fee and total expense ratio relative to industry averages.  The willingness of the Adviser to absorb initial formation expenses as well as absorbing expenses beyond contract terms has shown effort to be competitive on a fee basis.

CONCLUSIONS

Based on the above review and discussions, the Directors concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Agreement.

BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors.  Information pertaining to the Directors of the Fund is set forth below.  The SAI includes additional information about the Fund's Directors, and is available without charge, by calling 1-888-476-8585.  Each director may be contacted in writing to the director c/o Bread & Butter Fund, Inc., 3633 Hill Road, Parsippany, NJ 07054.

INTERESTED DIRECTOR

Name & Age        Position  Term/Time    Principal Occupation  Other Public

                            On Board     During last 5 Years   Company

                                                               Directorships

------------      --------  -----------  -------------------   ------------

Jeffrey E Potkul   Director  1 Year Term  Specialist Urology       None

Age 40                         2 Years    Ethicon Inc.

                                          Johnson & Johnson

INDEPENDENT DIRECTORS

Donald J McDermott Director  1 Year Term  Professor Biology        None

Age 76             Chairman    2 Years    Essex County

                   of the                 College

                   Board

Frank J Figurski   Director  1 Year Term  Senior Systems           None

Age 44                         2 Years    Technician HSBC

                                          Technology &

                                          Services USA Inc.

Theodore J Moskala Director  1 Year Term  2nd Vice President        None

Age 43                         2 Years    Claim Strategies

                                          St.Paul Travelers Corp.

Directors of the Fund are considered "Interested Directors" as defined in the Investment Company Act of 1940 because these individuals are related to the Fund’s Investment Adviser. Jeffrey E  Potkul is the brother of James B Potkul, who is the President of the Fund and of the Fund’s Adviser.

ITEM 2.  CODE OF ETHICS – Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT – Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.   Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the    report to shareholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT  COMPANIES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS- Not applicable.

ITEM 11. CONTROLS AND PROCEDURES – Not applicable.

ITEM 12. EXHIBITS.

 (a)   (1)      EX-99.CODE ETH.  Not applicable.

(a)(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley

  Act of 2002.  ex-99cert  Filed herewith.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley

 Act of 2002.  ex-99.906cert   Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/ James B. Potkul

--------------------------

       James B. Potkul

       Principal Financial Officer

Date 08/31/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul

------------------------

       James B. Potkul

       President

Date 08/31/2007